PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software

	As of December 31,	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2.5)
Cost
Laboratory equipment	52,989	54,377	7,659
Leasehold improvement	37,375	33,646	4,739
Software	14,506	12,018	1,693
Office furniture and equipment	11,171	9,967	1,403
Delivery equipment	165	—	—
Total property, equipment and software	116,206	110,008	15,494

Less: accumulated depreciation and amortization	(61,583)	(73,497)	(10,352)

Net book value	54,623	36,511	5,142
Construction in progress	6,218	—	—
Total net book value of property, equipment and software	60,841	36,511	5,142